Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative financial instruments
Notional amount of outstanding derivatives
Type of derivative	Total notional amounts at December 31,
($ in millions)	2019	2018	2017
Foreign exchange contracts	15,015	13,612	16,261
Embedded foreign exchange derivatives	924	733	899
Interest rate contracts	5,188	3,300	5,706

		Total notional amounts at December 31,
Type of derivative	Unit	2019	2018	2017
Copper swaps	metric tonnes	42,494	46,143	28,976
Silver swaps	ounces	2,508,770	2,861,294	1,966,729
Aluminum swaps	metric tonnes	8,388	9,491	1,869

Gain (loss) on fair value hedges
($ in millions)	2019	2018	2017
Gains (losses) recognized in Interest and other finance expense:
- on derivatives designated as fair value hedges	38	(4)	(23)
- on hedged item	(38)	5	27

Gain (loss) on derivatives not designated in hedge relationships
($ in millions)	Gains (losses) recognized in income
Type of derivative not designated as a hedge	Location	2019	2018	2017
Foreign exchange contracts	Total revenues	(7)	(121)	92
	Total cost of sales	(64)	46	(41)
	SG&A expenses(1)	2	10	(18)
	Non-order related research and
	development	1	(1)	—
	Interest and other finance
	expense	(122)	40	22
Embedded foreign exchange contracts	Total revenues	17	58	7
	Total cost of sales	(6)	(4)	(2)
	SG&A expenses(1)	—	2	5
Commodity contracts	Total cost of sales	12	(33)	31
Other	Interest and other finance
	expense	—	3	(2)
Total		(167)	—	94

(1) SG&A expenses represent “Selling, general and administrative expenses”.

Fair value of derivatives
	December 31, 2019
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	—	—	2	6
Interest rate contracts	—	72	—	—
Cash-settled call options	11	14	—	—
Total	11	86	2	6
Derivatives not designated as hedging instruments:
Foreign exchange contracts	85	14	127	14
Commodity contracts	17	—	2	—
Embedded foreign exchange derivatives	7	3	12	3
Total	109	18	141	17
Total fair value	120	104	143	23
	December 31, 2018
	Derivative assets		Derivative liabilities
		Non-current		Non-current
	Current in	in “Other	Current in	in “Other
	“Other current	non-current	“Other current	non-current
($ in millions)	assets”	assets”	liabilities”	liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts	—	—	1	4
Commodity contracts	—	—	2	—
Interest rate contracts	—	35	—	1
Cash-settled call options	3	3	—	—
Total	3	38	3	5
Derivatives not designated as hedging instruments:
Foreign exchange contracts	117	14	160	30
Commodity contracts	8	1	21	1
Embedded foreign exchange derivatives	15	10	8	1
Total	140	25	189	32
Total fair value	143	63	192	37

Offsetting arrangements
($ in millions)	December 31, 2019
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	214	(102)	—	—	112
Total	214	(102)	—	—	112

($ in millions)	December 31, 2019
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	151	(102)	—	—	49
Total	151	(102)	—	—	49
($ in millions)	December 31, 2018
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net asset
similar arrangement	assets	case of default	received	received	exposure
Derivatives	181	(121)	—	—	60
Reverse repurchase
agreements	206	—	—	(206)	—
Total	387	(121)	—	(206)	60

($ in millions)	December 31, 2018
	Gross amount of	Derivative liabilities
Type of agreement or	recognized	eligible for set-off in	Cash collateral	Non-cash collateral	Net liability
similar arrangement	liabilities	case of default	pledged	pledged	exposure
Derivatives	220	(121)	—	—	99
Total	220	(121)	—	—	99